INCOME TAX (Details - Loss before income taxes) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating Loss Carryforwards [Line Items]
Income before taxes	$ 539,080	$ 1,498,071
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income before taxes	0	0
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income before taxes	$ 539,080	$ 1,498,071